Commitments (Tables)	12 Months Ended
Jun. 30, 2022
Commitments
Schedule of minimum rentals in relation to non-cancellable operating lease

	2022	2021
	£’000	£’000
Within 1 year	1,734	1,888
Later than 1 year but not later than 5 years	3,423	4,256
Later than 5 years	10,665	11,390
	15,822	17,534